Distribution Date:	07/15/22	J.P. Morgan Chase Commercial Mortgage Securities Trust
Determination Date:	07/11/22
Next Distribution Date:	08/17/22
Record Date:	06/30/22	Commercial Mortgage Pass-Through Certificates
2013-LC11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Greystone Servicing Company LLC
Current Mortgage Loan and Property Stratification	8-12		Jenna Unell	Jenna.unell@greyco.com
Mortgage Loan Detail (Part 1)	13-14		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Mortgage Loan Detail (Part 2)	15-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	17		Don Simon	(203) 660-6100
Historical Detail	18		PO Box 4839 | Greenwich, CT 06831 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46639YAL1	0.766400%	61,803,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46639YAM9	1.854900%	79,253,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46639YAN7	2.591700%	23,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46639YAP2	2.694200%	250,000,000.00	111,789,725.21	745,879.78	250,986.56	0.00	0.00	996,866.34	111,043,845.43	43.47%	30.00%
A-5	46639YAQ0	2.959900%	389,304,000.00	389,304,000.00	0.00	960,250.76	0.00	0.00	960,250.76	389,304,000.00	43.47%	30.00%
A-SB	46639YAR8	2.553900%	117,844,000.00	15,185,684.86	2,211,856.07	32,318.93	0.00	0.00	2,244,175.00	12,973,828.79	43.47%	30.00%
A-S	46639YAU1	3.216000%	106,926,000.00	106,926,000.00	0.00	286,561.68	0.00	0.00	286,561.68	106,926,000.00	31.70%	21.87%
B	46639YAV9	3.498600%	92,120,000.00	92,120,000.00	0.00	268,575.86	0.00	0.00	268,575.86	92,120,000.00	21.56%	14.87%
C	46639YAW7	3.958200%	47,705,000.00	47,705,000.00	0.00	157,354.94	0.00	0.00	157,354.94	47,705,000.00	16.30%	11.25%
D	46639YAX5	4.159307%	52,640,000.00	52,640,000.00	0.00	182,454.92	0.00	0.00	182,454.92	52,640,000.00	10.51%	7.25%
E	46639YAC1	3.250000%	24,676,000.00	24,676,000.00	0.00	66,830.83	0.00	0.00	66,830.83	24,676,000.00	7.79%	5.37%
F	46639YAE7	3.250000%	24,675,000.00	24,675,000.00	0.00	66,828.13	0.00	0.00	66,828.13	24,675,000.00	5.07%	3.50%
NR	46639YAG2	3.250000%	46,059,830.24	46,053,163.75	0.00	430,452.84	0.00	0.00	430,452.84	46,053,163.75	0.00%	0.00%
AN	46639YAY3	7.625000%	16,984,009.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
PF	46639YBA4	11.990000%	1,998,199.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46639YAJ6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,334,988,038.24	911,074,573.82	2,957,735.85	2,702,615.45	0.00	0.00	5,660,351.30	908,116,837.97

X-A	46639YAS6	1.213021%	1,028,130,000.00	623,205,410.07	0.00	629,967.46	0.00	0.00	629,967.46	620,247,674.22
X-B	46639YAT4	0.503902%	139,825,000.00	139,825,000.00	0.00	58,715.09	0.00	0.00	58,715.09	139,825,000.00
X-C	46639YAA5	0.909307%	95,410,830.24	95,404,163.75	0.00	72,293.04	0.00	0.00	72,293.04	95,404,163.75
Notional SubTotal			1,263,365,830.24	858,434,573.82	0.00	760,975.59	0.00	0.00	760,975.59	855,476,837.97

Deal Distribution Total					2,957,735.85	3,463,591.04	0.00	0.00	6,421,326.89

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46639YAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46639YAM9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46639YAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46639YAP2	447.15890084	2.98351912	1.00394624	0.00000000	0.00000000	0.00000000	0.00000000	3.98746536	444.17538172
A-5	46639YAQ0	1,000.00000000	0.00000000	2.46658334	0.00000000	0.00000000	0.00000000	0.00000000	2.46658334	1,000.00000000
A-SB	46639YAR8	128.86260531	18.76935669	0.27425181	0.00000000	0.00000000	0.00000000	0.00000000	19.04360850	110.09324862
A-S	46639YAU1	1,000.00000000	0.00000000	2.68000000	0.00000000	0.00000000	0.00000000	0.00000000	2.68000000	1,000.00000000
B	46639YAV9	1,000.00000000	0.00000000	2.91550000	0.00000000	0.00000000	0.00000000	0.00000000	2.91550000	1,000.00000000
C	46639YAW7	1,000.00000000	0.00000000	3.29849995	0.00000000	0.00000000	0.00000000	0.00000000	3.29849995	1,000.00000000
D	46639YAX5	1,000.00000000	0.00000000	3.46608891	0.00000000	0.00000000	0.00000000	0.00000000	3.46608891	1,000.00000000
E	46639YAC1	1,000.00000000	0.00000000	2.70833320	0.00000000	0.00000000	0.00000000	0.00000000	2.70833320	1,000.00000000
F	46639YAE7	1,000.00000000	0.00000000	2.70833354	0.00000000	0.00000000	0.00000000	0.00000000	2.70833354	1,000.00000000
NR	46639YAG2	999.85526456	0.00000000	9.34551512	(6.63757375)	18.39651960	0.00000000	0.00000000	9.34551512	999.85526456
AN	46639YAY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
PF	46639YBA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46639YAJ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46639YAS6	606.15428990	0.00000000	0.61273133	0.00000000	0.00000000	0.00000000	0.00000000	0.61273133	603.27747874
X-B	46639YAT4	1,000.00000000	0.00000000	0.41991840	0.00000000	0.00000000	0.00000000	0.00000000	0.41991840	1,000.00000000
X-C	46639YAA5	999.93012858	0.00000000	0.75770266	0.00000000	0.00000000	0.00000000	0.00000000	0.75770266	999.93012858

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	06/01/22 - 06/30/22	30	0.00	250,986.56	0.00	250,986.56	0.00	0.00	0.00	250,986.56	0.00
A-5	06/01/22 - 06/30/22	30	0.00	960,250.76	0.00	960,250.76	0.00	0.00	0.00	960,250.76	0.00
A-SB	06/01/22 - 06/30/22	30	0.00	32,318.93	0.00	32,318.93	0.00	0.00	0.00	32,318.93	0.00
X-A	06/01/22 - 06/30/22	30	0.00	629,967.46	0.00	629,967.46	0.00	0.00	0.00	629,967.46	0.00
X-B	06/01/22 - 06/30/22	30	0.00	58,715.09	0.00	58,715.09	0.00	0.00	0.00	58,715.09	0.00
X-C	06/01/22 - 06/30/22	30	0.00	72,293.04	0.00	72,293.04	0.00	0.00	0.00	72,293.04	0.00
A-S	06/01/22 - 06/30/22	30	0.00	286,561.68	0.00	286,561.68	0.00	0.00	0.00	286,561.68	0.00
B	06/01/22 - 06/30/22	30	0.00	268,575.86	0.00	268,575.86	0.00	0.00	0.00	268,575.86	0.00
C	06/01/22 - 06/30/22	30	0.00	157,354.94	0.00	157,354.94	0.00	0.00	0.00	157,354.94	0.00
D	06/01/22 - 06/30/22	30	0.00	182,454.92	0.00	182,454.92	0.00	0.00	0.00	182,454.92	0.00
E	06/01/22 - 06/30/22	30	0.00	66,830.83	0.00	66,830.83	0.00	0.00	0.00	66,830.83	0.00
F	06/01/22 - 06/30/22	30	0.00	66,828.13	0.00	66,828.13	0.00	0.00	0.00	66,828.13	0.00
NR	06/01/22 - 06/30/22	30	1,153,066.09	124,727.32	0.00	124,727.32	(305,725.52)	0.00	0.00	430,452.84	847,340.57
AN	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
PF	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,153,066.09	3,157,865.52	0.00	3,157,865.52	(305,725.52)	0.00	0.00	3,463,591.04	847,340.57

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	6,421,326.89
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,172,639.11	Master Servicing Fee	6,986.92
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	2,885.07
Interest Adjustments	(3,669.73)	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	1,231.88
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,168,969.38	Total Fees	11,103.87

Principal		Expenses/Reimbursements
Scheduled Principal	1,917,705.51	Reimbursement for Interest on Advances	95,400.33
Unscheduled Principal Collections		ASER Amount	(440,913.63)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	21,201.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	8,223.17
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	1,036,360.53	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	3,669.73	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	10,363.61
Total Principal Collected	2,957,735.77	Total Expenses/Reimbursements	(305,725.52)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,463,591.04
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,957,735.85
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,421,326.89
Total Funds Collected	6,126,705.15	Total Funds Distributed	6,126,705.24

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	911,074,573.82	911,074,573.82	Beginning Certificate Balance	911,074,573.82
(-) Scheduled Principal Collections	1,917,705.51	1,917,705.51	(-) Principal Distributions	2,957,735.85
(-) Unscheduled Principal Collections	1,036,360.53	1,036,360.53	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	3,669.73	3,669.73	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.08	0.08	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	908,116,837.97	908,116,837.97	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	912,828,394.62	912,828,394.62	Ending Certificate Balance	908,116,837.97
Ending Actual Collateral Balance	908,322,884.97	908,322,884.97

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	21	319,873,740.96	35.22%	9	4.2386	NAP	Defeased	21	319,873,740.96	35.22%	9	4.2386	NAP
$9,999,999 or less	6	32,866,846.64	3.62%	9	4.6666	2.979284	1.30 or less	6	257,438,104.96	28.35%	9	4.2037	0.957918
$10,000,000 to $19,999,999	4	60,227,318.82	6.63%	8	4.1288	2.297132	1.31 to 1.40	1	7,222,710.75	0.80%	9	5.0420	1.360000
$20,000,000 to $29,999,999	2	49,799,477.40	5.48%	8	3.9206	1.133329	1.41 to 1.50	3	177,773,161.19	19.58%	8	4.0546	1.462061
$30,000,000 to $49,999,999	2	76,265,646.70	8.40%	8	4.0041	2.700896	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
$50,000,000 to $69,999,999	2	118,587,742.56	13.06%	10	4.2704	1.095189	1.61 to 1.75	2	51,270,618.17	5.65%	9	3.9282	1.735417
$70,000,000 to $99,999,999	2	149,973,683.79	16.51%	8	4.0182	1.455029	1.76 to 2.00	1	5,562,785.77	0.61%	9	5.0500	1.910000
$100,000,000 or greater	1	100,522,381.10	11.07%	10	4.2492	0.810000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
Totals	40	908,116,837.97	100.00%	9	4.1786	1.602104	2.26 or greater	6	88,975,716.17	9.80%	8	4.1578	3.509566
							Totals	40	908,116,837.97	100.00%	9	4.1786	1.602104
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	36	319,873,740.96	35.22%	9	4.2386	NAP
							Defeased	36	319,873,740.96	35.22%	9	4.2386	NAP
Arizona	1	14,750,000.00	1.62%	8	4.1015	3.410000
							Lodging	3	14,076,876.06	1.55%	9	5.2317	2.177480
Colorado	1	100,522,381.10	11.07%	10	4.2492	0.810000
							Mixed Use	1	27,799,477.40	3.06%	8	4.2510	1.500000
Florida	1	5,562,785.77	0.61%	9	5.0500	1.910000
							Mobile Home Park	13	43,687,177.39	4.81%	8	4.0650	3.410000
Indiana	5	22,185,707.40	2.44%	8	4.0650	3.410000
							Multi-Family	3	73,030,458.43	8.04%	7	4.1690	1.428720
Louisiana	1	76,943,225.36	8.47%	8	3.8750	1.480000
							Office	6	227,951,926.24	25.10%	9	4.1887	1.164803
Maryland	2	40,784,647.36	4.49%	7	4.2303	1.429956
							Retail	7	201,697,181.49	22.21%	9	4.0167	1.670951
Massachusetts	1	66,221,836.69	7.29%	10	3.9900	1.210000
							Totals	69	908,116,837.97	100.00%	9	4.1786	1.602104
Michigan	5	77,805,130.01	8.57%	7	4.2092	1.454496

New Jersey	1	18,692,148.86	2.06%	8	3.9380	1.710000

New York	3	33,567,259.83	3.70%	9	3.5862	2.150449

Ohio	5	18,134,432.80	2.00%	9	4.8576	2.507962

Oklahoma	1	13,800,000.00	1.52%	9	4.3625	2.860000

Pennsylvania	4	14,329,166.65	1.58%	8	4.0650	3.410000

Virginia	2	84,944,375.18	9.35%	9	4.3556	1.256822

Totals	69	908,116,837.97	100.00%	9	4.1786	1.602104

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	21	319,873,740.96	35.22%	9	4.2386	NAP	Defeased	21	319,873,740.96	35.22%	9	4.2386	NAP
	4.00000% or less	6	223,935,680.22	24.66%	9	3.8722	1.534795	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.30000%	7	276,841,924.11	30.49%	8	4.1874	1.642901	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.30001% to 4.55000%	1	13,800,000.00	1.52%	9	4.3625	2.860000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.55001% to 4.75000%	1	52,365,905.87	5.77%	9	4.6250	0.950000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75001% to 4.95000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	19	588,243,097.01	64.78%	9	4.1460	1.577936
	4.95001% to 5.15000%	3	16,128,307.86	1.78%	9	5.0671	1.512392	Totals	40	908,116,837.97	100.00%	9	4.1786	1.602104
	5.15001% to 5.35000%	0	0.00	0.00%	0	0.0000	0.000000
	5.35001% or greater	1	5,171,278.95	0.57%	9	5.4800	3.110000
	Totals	40	908,116,837.97	100.00%	9	4.1786	1.602104
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	297,227,484.43	32.73%	9	4.1596	NAP	Defeased	20	297,227,484.43	32.73%	9	4.1596	NAP
	60 months or less	19	588,243,097.01	64.78%	9	4.1460	1.577936	Interest Only	11	463,779,536.59	51.07%	9	4.1076	1.398246
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	330 months or less	8	124,463,560.42	13.71%	8	4.2887	2.247502
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	885,470,581.44	97.51%	9	4.1505	1.611109	Totals	39	885,470,581.44	97.51%	9	4.1505	1.611109
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	21	319,873,740.96	35.22%	9	4.2386	NAP	Defeased	1	22,646,256.53	2.49%	9	5.2760	NAP
Underwriter's Information		1	73,030,458.43	8.04%	7	4.1690	1.428720	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	16	371,003,080.09	40.85%	9	4.1230	1.599645	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	43,687,177.39	4.81%	8	4.0650	3.410000	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	100,522,381.10	11.07%	10	4.2492	0.810000	Totals	1	22,646,256.53	2.49%	9	5.2760	1.250000
	Totals	40	908,116,837.97	100.00%	9	4.1786	1.602104
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30304909	RT	Grand Prairie	TX	Actual/360	3.660%	320,846.09	228,782.12	0.00	N/A	04/01/23	--	105,195,438.90	104,966,656.70	07/01/22
2	30304910	OF	Denver	CO	Actual/360	4.249%	356,675.49	1,242,407.60	3,669.73	N/A	05/01/23	--	101,764,788.70	100,522,381.10	06/01/22
3	30304911	RT	Monroe	LA	Actual/360	3.875%	249,024.98	174,188.40	0.00	N/A	03/01/23	--	77,117,413.76	76,943,225.36	07/01/22
4	30304912	MF	East Lansing	MI	Actual/360	4.169%	254,275.34	159,852.77	0.00	N/A	02/01/23	--	73,190,311.20	73,030,458.43	07/01/22
06A-2	30304914	RT	Dedham	MA	Actual/360	3.990%	220,643.09	136,986.13	0.00	N/A	05/01/23	--	66,358,822.82	66,221,836.69	07/01/22
7	30304915	OF	Herndon	VA	Actual/360	4.625%	202,236.42	106,247.29	0.00	N/A	04/01/23	--	52,472,153.16	52,365,905.87	07/01/22
8	30304916	MH	Various	Various	Actual/360	4.065%	148,364.00	110,313.11	0.00	N/A	03/01/23	--	43,797,490.50	43,687,177.39	07/01/22
9	30304917	MF	Richmond	VA	Actual/360	4.721%	163,560.82	95,713.70	0.00	N/A	04/06/23	--	41,574,450.48	41,478,736.78	07/06/22
10	30304918	OF	Westminster	CO	Actual/360	3.868%	135,189.80	78,398.00	0.00	N/A	04/01/23	--	41,940,992.98	41,862,594.98	07/01/22
13	30304921	OF	Tysons Corner	VA	Actual/360	3.922%	106,688.64	60,502.07	0.00	N/A	04/01/23	--	32,638,971.38	32,578,469.31	07/01/22
14	30304922	MU	Lanham	MD	Actual/360	4.251%	98,722.51	68,556.96	0.00	N/A	03/06/23	--	27,868,034.36	27,799,477.40	07/06/22
15	30304923	IN	Romeoville	IL	Actual/360	5.276%	99,781.41	48,530.30	0.00	04/06/23	04/06/43	--	22,694,786.83	22,646,256.53	07/06/22
16	30304924	RT	Clifton	NJ	Actual/360	3.938%	61,498.79	47,960.06	0.00	N/A	03/06/23	--	18,740,108.92	18,692,148.86	07/06/22
18	30304926	OF	New York	NY	Actual/360	3.503%	64,221.67	0.00	0.00	N/A	04/01/23	--	22,000,000.00	22,000,000.00	07/01/22
20	30304928	MF	Huntsville	TX	Actual/360	4.309%	52,258.94	30,968.27	0.00	N/A	03/06/23	--	14,553,429.95	14,522,461.68	07/06/22
21	30304929	MH	Laurel	MD	Actual/360	4.224%	52,285.74	26,573.63	0.00	N/A	02/06/23	--	14,853,903.22	14,827,329.59	07/06/22
22	30304930	OF	Rockville	MD	Actual/360	4.186%	45,410.67	32,701.39	0.00	N/A	01/06/23	--	13,017,871.35	12,985,169.96	07/06/22
23	30304931	RT	Tucson	AZ	Actual/360	4.101%	50,414.27	0.00	0.00	N/A	03/01/23	--	14,750,000.00	14,750,000.00	07/01/22
24	30304932	RT	Oklahoma City	OK	Actual/360	4.362%	50,168.75	0.00	0.00	04/01/23	12/01/25	--	13,800,000.00	13,800,000.00	07/01/22
27	30304935	MH	Massillon	OH	Actual/360	4.336%	21,233.92	14,300.69	0.00	N/A	03/06/23	--	5,876,545.92	5,862,245.23	07/06/22
28	30304936	MH	Columbus	IN	Actual/360	4.336%	9,128.54	9,181.38	0.00	N/A	03/06/23	--	2,526,349.86	2,517,168.48	07/06/22
29	30304937	LO	Venice	FL	Actual/360	5.740%	38,124.87	16,088.34	0.00	N/A	03/06/23	--	7,970,356.38	7,954,268.04	07/06/22
30	30304938	MH	Little Canada	MN	Actual/360	4.218%	26,080.91	18,564.32	0.00	N/A	01/06/23	--	7,419,890.11	7,401,325.79	07/06/22
31	30304939	LO	Corpus Christi	TX	Actual/360	4.837%	30,349.34	17,072.03	0.00	N/A	04/06/23	--	7,529,296.29	7,512,224.26	07/06/22
32	30304940	IN	Tolland	CT	Actual/360	4.298%	24,276.98	24,721.66	0.00	03/01/23	07/01/27	--	6,778,125.14	6,753,403.48	07/01/22
33	30304941	RT	Northfield	OH	Actual/360	5.042%	30,414.54	15,973.12	0.00	N/A	04/06/23	--	7,238,683.87	7,222,710.75	07/06/22
34	30304942	OF	New York	NY	Actual/360	3.503%	21,893.75	0.00	0.00	N/A	04/01/23	--	7,500,000.00	7,500,000.00	07/01/22
35	30304943	MF	Kansas City	KS	Actual/360	4.467%	18,937.48	27,115.99	0.00	N/A	03/06/23	--	5,087,302.58	5,060,186.59	07/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
36	30304944	LO	St. Augustine	FL	Actual/360	5.050%	23,489.22	18,811.27	0.00	N/A	04/06/23	--	5,581,597.04	5,562,785.77	07/06/22
37	30304945	MF	Galveston	TX	Actual/360	4.457%	19,684.35	20,903.77	0.00	N/A	03/06/23	--	5,299,802.98	5,278,899.21	07/06/22
39	30304947	MU	Snoqualmie	WA	Actual/360	4.599%	21,598.30	13,257.45	0.00	N/A	03/06/23	--	5,635,562.99	5,622,305.54	07/06/22
40	30304948	LO	Port Clinton	OH	Actual/360	5.480%	23,692.04	16,758.94	0.00	N/A	04/01/23	--	5,188,037.89	5,171,278.95	07/01/22
43	30304951	MF	Melvindale	MI	Actual/360	4.350%	17,540.58	17,708.94	0.00	N/A	02/06/23	--	4,838,781.86	4,821,072.92	07/06/22
44	30304952	MF	Erie	PA	Actual/360	4.309%	18,027.88	12,191.52	0.00	N/A	04/06/23	--	5,020,528.80	5,008,337.28	07/06/22
45	30304953	MU	Houston	TX	Actual/360	4.642%	19,302.48	11,606.97	0.00	N/A	04/06/23	--	4,989,870.72	4,978,263.75	07/06/22
47	30304955	LO	Port Huron	MI	Actual/360	5.150%	14,427.71	18,985.80	0.00	N/A	04/06/23	--	3,361,797.14	3,342,811.34	07/06/22
48	30304956	RT	Fresno	CA	Actual/360	4.705%	16,300.65	9,646.27	0.00	N/A	03/06/23	--	4,157,445.85	4,147,799.58	07/06/22
49	30304957	RT	New York	NY	Actual/360	4.190%	14,228.58	7,750.94	0.00	N/A	03/06/23	--	4,075,010.77	4,067,259.83	07/06/22
50	30304958	MH	Cottage Grove	MN	Actual/360	4.336%	12,933.39	8,710.42	0.00	N/A	03/06/23	--	3,579,350.41	3,570,639.99	07/06/22
51	30304959	LO	Katy	TX	Actual/360	5.837%	15,036.45	9,704.15	0.00	N/A	03/06/23	--	3,091,268.71	3,081,564.56	07/06/22
Totals							3,168,969.38	2,957,735.77	3,669.73				911,074,573.82	908,116,837.97

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	0.00	0.00	--	--	04/11/22	10,365,140.04	36,285.60	526,012.94	526,012.94	0.00	0.00
3	7,160,908.50	2,032,016.50	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,055,639.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
06A-2	17,261,441.88	3,598,939.47	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,814,167.71	4,016,934.36	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	11,497,287.15	2,257,061.27	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	3,877,505.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,458,765.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	2,313,569.43	616,213.83	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,059,482.20	306,491.99	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,197,320.80	332,422.44	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,239,752.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,881,804.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	803,836.05	198,479.13	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,834,799.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	1,065,045.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1,628,084.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	537,105.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	750,141.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	67,436,657.65	13,358,558.99				10,365,140.04	36,285.60	526,012.94	526,012.94	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
2	30304910	1,036,360.53	Partial Liquidation (Curtailment)	0.00	0.00
Totals		1,036,360.53		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/15/22	0	0.00	0	0.00	0	0.00	1	100,522,381.10	0	0.00	0	0.00	1	1,036,360.53	0	0.00	4.178596%	4.159575%	9
06/17/22	0	0.00	0	0.00	1	101,764,788.70	1	101,764,788.70	0	0.00	0	0.00	0	0.00	1	5,309,901.77	4.178765%	4.159752%	10
05/17/22	0	0.00	0	0.00	1	101,954,460.50	1	101,954,460.50	0	0.00	0	0.00	0	0.00	0	0.00	4.178667%	4.159237%	11
04/18/22	0	0.00	0	0.00	1	102,155,454.50	1	102,155,454.50	0	0.00	0	0.00	0	0.00	0	0.00	4.178753%	4.159322%	12
03/17/22	0	0.00	0	0.00	1	102,343,702.20	1	102,343,702.20	0	0.00	0	0.00	0	0.00	0	0.00	4.178830%	4.159398%	13
02/17/22	0	0.00	0	0.00	1	102,567,449.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.178928%	4.159494%	14
01/18/22	0	0.00	0	0.00	1	102,754,195.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.179004%	4.159569%	15
12/17/21	0	0.00	0	0.00	1	102,940,260.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.179079%	4.159643%	16
11/18/21	0	0.00	0	0.00	1	103,137,775.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.179160%	4.159722%	17
10/18/21	1	78,466,035.14	0	0.00	1	103,322,442.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.179233%	4.159794%	18
09/17/21	0	0.00	1	103,518,609.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,825,981.36	4.179312%	4.159872%	19
08/17/21	1	103,701,887.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.181183%	4.161797%	20
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	30304910	06/01/22	0	B	526,012.94	526,012.94	7,059.95	100,728,428.10	07/01/20	2		11/01/21
Totals					526,012.94	526,012.94	7,059.95	100,728,428.10

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		20,386,496	20,386,496	0		0
7 - 12 Months		844,530,682	744,008,301	0		100,522,381
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		13,800,000	13,800,000	0		0
49 - 60 Months		6,753,403	6,753,403	0		0
> 60 Months		22,646,257	22,646,257	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-22	908,116,838	807,594,457	0	0	0	100,522,381
Jun-22	911,074,574	809,309,785	0	0	0	101,764,789
May-22	918,208,646	816,254,185	0	0	0	101,954,461
Apr-22	920,126,429	817,970,974	0	0	0	102,155,455
Mar-22	921,937,053	819,593,351	0	0	0	102,343,702
Feb-22	924,043,144	821,475,694	0	0	102,567,450	0
Jan-22	925,839,587	823,085,391	0	0	102,754,195	0
Dec-21	927,629,529	824,689,269	0	0	102,940,260	0
Nov-21	929,514,305	826,376,529	0	0	103,137,776	0
Oct-21	931,290,947	749,502,470	78,466,035	0	103,322,442	0
Sep-21	933,162,898	829,644,289	0	103,518,610	0	0
Aug-21	940,752,318	837,050,430	103,701,888	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	30304910	100,522,381.10	100,728,428.10	98,000,000.00	01/01/22	5,444,690.31	0.81000	03/31/20	05/01/23	I/O
Totals		100,522,381.10	100,728,428.10	98,000,000.00		5,444,690.31

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	30304910	OF	CO	07/01/20	2

7/11/2022 - COVID related transfer. Modification permitting the borrower to use excess cash flow reserves towards operating expense and debt service shortfalls closed in January 2021. Borrower''s ability to use excess cash reserves expired at the end o f June 2021 and the loan defaulted thereafter. Borrower marketed the Property but was unable to procure an offer sufficient to retire the entire debt stack. Borrower consented to the appointment of a receiver. Foreclosure occurred

6/23/2022, subject toa n8 business day redemption period by junior lien holders (none known of). Title acquisition will occur on July 7 or 8, 2022 absent redemption by another party. JLL (the receiver) will be engaged to continue to manage the property following title acquisi tion.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30304912	75,168,029.83	4.16900%	75,168,029.83 4.16900%		8	05/07/21	12/31/20	05/21/21
Totals		75,168,029.83		75,168,029.83
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
46	30304954 08/17/18	4,847,348.42	8,960,000.00	4,913,101.13	65,793.55	4,913,101.13	4,847,307.58	40.84	0.00	(6,625.65)	6,666.49	0.12%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,847,348.42	8,960,000.00	4,913,101.13	65,793.55	4,913,101.13	4,847,307.58	40.84	0.00	(6,625.65)	6,666.49

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/19/20	0.00	0.00	0.00	3,943.70	0.00	(3,943.70)	0.00	0.00	(3,943.70)
46	30304954	10/19/20	0.00	0.00	6,666.49	0.00	0.00	3,943.70	0.00	0.00	6,666.49
		12/17/19	0.00	0.00	2,722.79	0.00	0.00	1,358.50	0.00	0.00
		11/18/19	0.00	0.00	1,364.29	0.00	0.00	720.66	0.00	0.00
		08/16/19	0.00	0.00	643.63	0.00	0.00	602.79	0.00	0.00
		08/17/18	0.00	0.00	40.84	0.00	0.00	40.84	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,666.49	3,943.70	0.00	2,722.79	0.00	0.00	2,722.79

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	21,201.00	0.00	0.00	(440,913.63)	0.00	0.00	95,399.67	0.00	10,363.61	0.00
3	0.00	0.00	0.00	0.00	4,232.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	0.00	0.00	3,084.84	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	501.69	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.66	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	404.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	21,201.00	0.00	8,223.17	(440,913.63)	0.00	0.00	95,400.33	0.00	10,363.61	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(305,725.52)

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27